Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Disclosure of Employee Benefits Text Block [Abstract]
EMPLOYEE BENEFIT PLANS

32. EMPLOYEE BENEFIT PLANS

The Company maintains defined benefit pension plans for Telesat Canada employees (“Canadian Pension Plans”). In October 2013, the Company ceased to allow new employees to join certain defined benefit plans, except under certain circumstances, and commenced a defined contribution pension plan for new employees.

On completion of the Transaction, the Company also took over the defined benefit pension plans for certain former employees of Loral (“US Pension Plans”). Under the US Pension Plans, certain former Loral employees hired prior to July 1, 2006 contributed until November 18, 2021 in order to receive enhanced pension benefits.

In addition to the pension plans, the Company provides certain health care and life insurance benefits for some of Telesat Canada’s retired employees and their dependents (“Canadian Other Post-employment Benefit Plans”). Participants are eligible for these benefits generally when they retire from active service and meet the eligibility requirements for the pension plan. These benefits are funded primarily on a pay-as-you-go basis, with the retiree generally paying a portion of the cost through contributions, deductibles and coinsurance provisions.

The Company also provides medical coverage for certain of its retired employees and dependents including certain retired Loral employees (“US Other Post-employment Benefit Plans”). Under the US Other Post-employment Benefit Plans, an annual subsidy is provided to cover for medical benefits to the retired employees and their dependents. For the Loral retired employees, the coverage ends when the retiree reaches age 65.

The Company’s funding policy is to make contributions to its defined benefit pension funds based on actuarial cost methods as permitted and required by pension regulatory bodies. Contributions reflect actuarial assumptions concerning future investment returns, salary projections and future service benefits. Plan assets are represented primarily by equity securities, fixed income instruments and short-term investments.

The defined benefit plans typically expose the Company to actuarial risks such as investment risk, interest rate risk, longevity risk and salary risk. Investment risk is managed by specifying allowable investment types, setting diversification strategies and determining target asset allocations. The investment objectives of the fund are to optimize the return on investments, taking into account the risks associated with the securities for the protection of the pension benefits of the members of the plan.

As part of the risk management process, for Canadian Plans, the Investment Committee establishes a Statement of Investment Policies and Procedures which includes a diversification strategy and processes to manage foreign currency, credit and other risks. Given the long-term nature of plan liabilities, it is considered appropriate to invest a reasonable portion of the plan assets in equity securities and thus ensure higher return. The Statement of Investment Policies and Procedures is reviewed on an annual basis by the Management Level Pension Fund Investment Committee with approval of the policy being provided by the Audit Committee.

The funding policy, for the US Pension Plans, is to fund the qualified pension plan in accordance with the Internal Revenue Code and regulations thereon. Plan assets are generally invested in equity, fixed income and other investments. The expected long-term rate of return on pension plan assets is selected by taking into account the expected duration of the plan’s projected benefit obligation, asset mix and the fact that its assets are actively managed to mitigate risk.

A decrease in interest rate will increase the plan liability. However, it will be partially offset by an increase in the return on fixed income instruments. The present value of the plan liabilities is calculated by reference to the best estimates of the mortality and the future salaries of plan participants. Accordingly, an increase in life expectancy or salary will increase the plan liability.

Assets-liability matching strategies are geared towards maintaining an appropriate asset mix to ensure that liquid assets are available to discharge the liabilities as and when they become due. Any potential liquidity issue arising from mismatching of plan assets and benefit obligations is compensated by a broadly diversified investment portfolio, including cash and short-term investments, and cash flows from dividends and interest.

For Canadian Pension Plans, the pension expense for 2022 was determined based on membership data as at December 31, 2021. The accrued benefit obligation as at December 31, 2022 was determined based on the membership data as at December 31, 2021, and extrapolated one year based on December 31, 2022 assumptions. For US Pension Plans, the pension expense for 2022 was determined based on membership data as at December 31, 2021. The accrued benefit obligation as at December 31, 2022 was determined based on the membership data as at December 31, 2021, and extrapolated one year based on December 31, 2022 assumptions.

For Canadian Post-employment Benefit Plans, the expense for 2022 was based on membership and eligibility data as at September 30, 2018 and the accrued benefit obligations as at December 31, 2022 was based on membership data as at September 30, 2021. The accrued benefit obligation for US Post-employment Benefit Plans as at December 31, 2022, related to certain retired Loral employees, was determined based on membership data as at December 31, 2020 and adjusted to exclude from the valuation those members reported active as of December 31, 2020 if, as of the November 18, 2021, they were not eligible to retire from the plan. For other US Post-employment Benefit Plans, the accrued benefit obligation as at December 31, 2022 was determined based on membership data as at January 1, 2022 and extrapolated, based on December 31, 2022 assumptions.

The most recent valuation of the pension plans for funding purposes was as of December 31, 2021. Valuations will be performed for the pension plans as of December 31, 2022.

The expenses included on the consolidated statements of income and the consolidated statements of comprehensive income (loss) were as follows:

For the year ended December 31, 2022	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$6,337	$540	$6,877	$710	$—	$710
Interest expense (income)	$(799)	$533	$(266)	$731	$123	$854
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(19,560)	$(7,348)	$(26,908)	$(5,346)	$(1,028)	$(6,374)
For the year ended December 31, 2021	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$7,893	$74	$7,967	$166	$—	$166
Interest expense	$743	$53	$796	$552	$92	$644
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(55,582)	$(798)	$(56,380)	$987	$(29)	$958
For the year ended December 31, 2020	Canadian Pension Plans	Other Post-employment Benefit Plans
		Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$7,188	$145	$—	$145
Interest expense	$423	$618	$128	$746
Consolidated statements of comprehensive income (loss)
Actuarial losses on employee benefit plans	$11,390	$1,686	$617	$2,303

The Company made contributions of $2.6 million for various defined contribution arrangements during 2022 (December 31, 2021 — $2.4 million).

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at December 31,	2022	2021
Included in other long-term liabilities
Pension benefits	$11,117	$17,927
Other post-employment benefits	21,745	27,294
Accrued benefit liabilities (Note 23)	$32,862	$45,221
Included in other long-term assets
Pension benefits (Note 15)	$47,312	$30,105

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2022	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$275,581	$58,835	$334,416	$—	$—	$—
Fair value of plan assets	(324,069)	(47,718)	(371,787)	—	—	—
	(48,488)	11,117	(37,371)	—	—	—
Present value of unfunded obligations	1,176	—	1,176	17,888	3,857	21,745
(Pension benefits) accrued benefit liabilities	$(47,312)	$11,117	$(36,195)	$17,888	$3,857	$21,745
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2021	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$348,526	$72,906	$421,432	$—	$—	$—
Fair value of plan assets	(379,740)	(54,979)	(434,719)	—	—	—
	(31,214)	17,927	(13,287)	—	—	—
Present value of unfunded obligations	1,109	—	1,109	22,429	4,865	27,294
(Pension benefits) accrued benefit liabilities	$(30,105)	$17,927	$(12,178)	$22,429	$4,865	$27,294

The changes in the benefit obligations and in the fair value of plan assets were as follows:

	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2022	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2022	$349,635	$72,906	$422,541	$22,429	$4,865	$27,294
Current service cost	5,902	540	6,442	710	—	710
Interest expense	11,238	2,108	13,346	731	123	854
Remeasurements
Actuarial gains arising from plan experience	9,258	(123)	9,135	—	(111)	(111)
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	(86,378)	(18,751)	(105,129)	(5,346)	(917)	(6,263)
Benefits paid	(14,073)	(3,116)	(17,189)	(636)	(437)	(1,073)
Contributions by plan participants	935	—	935	—	—	—
Foreign exchange & other	240	5,271	5,511	—	334	334
Benefit obligation, December 31, 2022	276,757	58,835	335,592	17,888	3,857	21,745
Change in fair value of plan assets
Fair value of plan assets, January 1, 2022	(379,740)	(54,979)	(434,719)	—	—	—
Contributions by plan participants	(935)	—	(935)	—	—	—
Contributions by employer	(3,348)	(1,807)	(5,155)	(636)	(437)	(1,073)
Interest income	(12,037)	(1,575)	(13,612)	—	—	—
Benefits paid	14,073	3,116	17,189	636	437	1,073
Remeasurements
Return on plan assets, excluding interest income	57,560	11,526	69,086	—	—	—
Administrative costs	435	—	435	—	—	—
Foreign exchange & other	(77)	(3,999)	(4,076)	—	—	—
Fair value of plan assets, December 31, 2022	(324,069)	(47,718)	(371,787)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2022	$(47,312)	$11,117	$(36,195)	$17,888	$3,857	$21,745
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2021	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2021	$376,455	$—	$376,455	$21,403	$4,511	$25,914
Initial balance from transaction	—	74,113	74,113	—	646	646
Current service cost	7,462	74	7,536	166	—	166
Interest expense	9,872	235	10,107	552	92	644
Remeasurements
Actuarial gains arising from plan experience	(556)	(70)	(626)	4,895	246	5,141
Actuarial gains from change in demographic assumptions	—	—	—	—	(1)	(1)
Actuarial gains from changes in financial assumptions	(33,099)	(942)	(34,041)	(3,908)	(274)	(4,182)
Benefits paid	(11,067)	(488)	(11,555)	(590)	(388)	(978)
Contributions by plan participants	1,001	1	1,002	—	—	—
Foreign exchange & other	(433)	(17)	(450)	(89)	33	(56)
Benefit obligation, December 31, 2021	349,635	72,906	422,541	22,429	4,865	27,294
Change in fair value of plan assets
Fair value of plan assets, January 1, 2021	(354,385)	—	(354,385)	—	—	—
Initial balance from Transaction	—	(55,511)	(55,511)	—	—	—
Contributions by plan participants	(1,001)	(1)	(1,002)	—	—	—
Contributions by employer	(4,796)	—	(4,796)	(590)	(388)	(978)
Interest income	(9,129)	(182)	(9,311)	—	—	—
Benefits paid	11,067	488	11,555	590	388	978
Remeasurements
Return on plan assets, excluding interest income	(21,927)	214	(21,713)	—	—	—
Administrative costs	431	—	431	—	—	—
Foreign exchange & other	—	13	13	—	—	—
Fair value of plan assets, December 31, 2021	(379,740)	(54,979)	(434,719)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2021	$(30,105)	$17,927	$(12,178)	$22,429	$4,865	$27,294

For the Canadian Pension Plans, the weighted average duration of the defined benefit obligation and weighted average duration of the current service cost as at December 31, 2022 are 13 years and 19 years, respectively. For the Canadian Other Post-employment Benefit Plans, the weighted average duration of the defined benefit obligation and weighted average duration of the current service cost as at December 31, 2022 are 12 years and 21 years, respectively. For the US Pension Plans, the weighted average duration of the defined benefit obligation as at December 31, 2022 is 10 years.

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2032 are as follows:

	Pension Plans	Other Post-employment Benefit Plans
2023	$16,608	$1,112
2024	$17,675	$1,125
2025	$18,501	$1,291
2026	$19,554	$1,319
2027	$20,408	$1,410
2028 to 2032	$110,450	$7,334

Benefit payments include obligations to 2032 only as obligations beyond this date are not quantifiable.

The fair value of the plan assets were allocated as follows between the various types of investments:

Canadian Pension Plans

As at December 31,	2022	2021
Equity securities
Canada	22.5%	22.8%
United States	13.7%	19.3%
International (other than United States)	15.5%	13.5%
Emerging markets	5.0%	—
Fixed income instruments
Canada	40.6%	42.3%
Cash and cash equivalents	2.7%	2.1%

US Pension Plans

As at December 31,	2022	2021
Equity securities
United States	24.2%	33.4%
International	20.6%	22.8%
Fixed income instruments
United States	32.2%	29.9%
Canada	0.5%	0.4%
International	7.1%	4.8%
Other investments
United States	10.5%	4.4%
International	4.9%	4.3%

Plan assets are valued at the measurement date of December 31 each year.

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

Pension plans

	Canadian		US
As at December 31,	2022	2021	2022	2021
Actuarial benefit obligation
Discount rate	3.20%	3.20%	5.30%	2.85%
Benefit costs for the year ended
Discount rate	3.40%	2.80%	2.85%	2.75%
Future salary growth	2.50%	2.50%	N/A	N/A

Other Post-employment Benefit Plans

	Canadian		US
As at December 31,	2022	2021	2022	2021
Benefit costs for the year ended
Discount rate	3.40%	3.20%	2.50% to 2.85%	2.00% to 2.75%
Health care cost trend rate	4.04% to 6.04%	3.49% to 5.49%	N/A	N/A
Other medical trend rates	4.00% to 5.11%	4.00% to 4.56%	N/A	N/A

For certain Canadian Post-retirement Plans the above trend rates are applicable for 2022 to 2026 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.

Sensitivity of assumptions

The calculation of the defined benefit obligation is sensitive to the assumptions set out above. The following table summarizes how the impact on the defined benefit obligation as at December 31, 2022 and 2021 would have increased or decreased as a result of the change in the respective assumptions by one percent.

Pension plans

	Canadian		US
As at December 31, 2022	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(30,894)	$38,220	$(5,577)	$6,641
Future salary growth	$4,875	$(4,024)	N/A	N/A
	Canadian		US
As at December 31, 2021	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(45,732)	$58,488	$(8,418)	$10,317
Future salary growth	$8,606	$(6,839)	N/A	N/A

Other Post-employment Benefit Plans

	Canadian		US
As at December 31, 2022	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,008)	$2,477	$(261)	$296
Medical and dental trend rates	$1,654	$(1,392)	N/A	N/A
	Canadian		US
As at December 31, 2021	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,961)	$3,734	$(408)	$474
Medical and dental trend rates	$2,216	$(1,826)	N/A	N/A

The above sensitivities are hypothetical and should be used with caution. Changes in amounts based on a one percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities.

The Company expects to make contributions of $3.6 million to the Canadian defined benefit plans, $1.9 million to the US defined benefit plans and $1.7 million to the defined contribution plan during the next fiscal year.